INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,790	$ 2,192
Marketable securities	1,305	1,194
Receivables, prepayments and other assets	1,535	1,406
Inventories	1,726	1,624
Total current assets	6,356	6,416
Non-current assets:
Property, plant and equipment, net	7,505	7,762
Marketable securities	823	839
Goodwill and intangible assets, net	722	660
Right-of-use assets	495	498
Receivables, prepayments and other assets	480	351
Deferred tax assets	270	188
Other non-current financial assets	152	85
Total non-current assets	10,447	10,383
Total assets	16,803	16,799
Current liabilities:
Trade payables and other current liabilities	2,186	2,092
Current portion of deferred income from government grants	80	92
Current portion of lease obligations	77	90
Current portion of long-term debt	60	753
Provisions	11	17
Total current liabilities	2,414	3,044
Non-current liabilities
Non-current portion of long-term debt	1,115	1,053
Other non-current liabilities	990	1,022
Non-current portion of lease obligations	432	424
Non-current portion of deferred income from government grants	219	235
Provisions	165	197
Total non-current liabilities	2,921	2,931
Total liabilities	5,335	5,975
Equity:
Ordinary shares, $0.02 par value, 554,971,650 and 552,912,823 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	11	11
Additional paid-in capital	24,096	24,014
Accumulated deficit	(12,828)	(13,266)
Accumulated other comprehensive income	136	17
Equity attributable to the shareholders of GLOBALFOUNDRIES Inc.	11,415	10,776
Non-controlling interests	53	48
Total equity	11,468	10,824
Total liabilities and equity	$ 16,803	$ 16,799